Accounts Receivable - Contract Receivables (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Notes And Loans Receivable [Line Items]
Retainages		$ 119,550	$ 58,431
Less allowances		(17,222)	(14,299)	$ (14,325)	$ (30,391)
Accounts receivable—trade, net		328,302	334,384
Contract receivables [Member]
Accounts Notes And Loans Receivable [Line Items]
Contracts receivable		190,744	245,604
Unbilled	[1]	4,303	4,303
Less allowances		(17,222)	(14,299)
Accounts receivable—trade, net		328,302	334,384
Contract receivables [Member] | Completed contracts [Member]
Accounts Notes And Loans Receivable [Line Items]
Contracts receivable		$ 30,927	$ 40,345

[1]	This amount relates to a project milestone billing for which we are awaiting the customer’s final acceptance certificate. We expect to receive the final acceptance certificate during 2018.